UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09837

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Multi-Cap Growth Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$82	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓ An underweight position in microchip supplier NVIDIA Corp. hurt returns as its stock price surged on rising business demand for artificial intelligence (AI)

↓ An overweight position in computer software company Adobe Inc. detracted from returns as rising competition in AI-generated content slowed its revenue growth

↓ An overweight position in Lululemon Athletica Inc., an athletic apparel retailer, hurt returns as demand ― particularly among North American women ― weakened

↓ Not owning Broadcom Inc., a semiconductor maker, hampered Index-relative returns as it reported strong revenue and earnings growth supported by the rise of AI

↑ An overweight position in internet domain registrar and website host GoDaddy Inc. helped Index-relative returns after introducing new AI-automated processes

↑ An overweight position in equipment rental firm United Rentals Inc. helped returns as rising demand and astute acquisitions led to strong revenues and earnings

↑ An overweight position in Monolithic Power Systems Inc., a provider of power circuits, aided relative returns on rising demand in the AI data center market

↑ Not owning Tesla Inc. contributed to returns as the electric vehicle maker lowered prices on several of its car models ― reducing its margins and cash flows

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Multi-Cap Growth Portfolio	S&P 500® Index	Russell 3000® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$10,224	$10,269	$10,298
12/14	$10,158	$10,243	$10,221
1/15	$9,918	$9,936	$10,059
2/15	$10,703	$10,507	$10,733
3/15	$10,566	$10,340	$10,635
4/15	$10,647	$10,440	$10,659
5/15	$10,892	$10,574	$10,828
6/15	$10,780	$10,369	$10,663
7/15	$11,019	$10,586	$10,999
8/15	$10,387	$9,948	$10,317
9/15	$10,005	$9,702	$10,031
10/15	$10,805	$10,520	$10,872
11/15	$10,958	$10,551	$10,930
12/15	$10,729	$10,385	$10,742
1/16	$9,816	$9,869	$10,100
2/16	$9,643	$9,856	$10,091
3/16	$10,331	$10,525	$10,778
4/16	$10,367	$10,566	$10,694
5/16	$10,688	$10,755	$10,907
6/16	$10,479	$10,783	$10,864
7/16	$11,065	$11,181	$11,391
8/16	$11,070	$11,196	$11,348
9/16	$11,096	$11,199	$11,399
10/16	$10,815	$10,994	$11,098
11/16	$10,943	$11,401	$11,394
12/16	$10,917	$11,627	$11,536
1/17	$11,458	$11,847	$11,909
2/17	$11,814	$12,318	$12,388
3/17	$11,886	$12,332	$12,532
4/17	$12,105	$12,459	$12,814
5/17	$12,421	$12,634	$13,114
6/17	$12,355	$12,713	$13,115
7/17	$12,716	$12,974	$13,445
8/17	$12,778	$13,014	$13,671
9/17	$12,946	$13,283	$13,892
10/17	$13,267	$13,593	$14,405
11/17	$13,578	$14,009	$14,841
12/17	$13,732	$14,165	$14,949
1/18	$14,917	$14,976	$15,971
2/18	$14,744	$14,424	$15,549
3/18	$14,407	$14,058	$15,171
4/18	$14,688	$14,112	$15,221
5/18	$15,495	$14,451	$15,910
6/18	$15,720	$14,540	$16,062
7/18	$15,837	$15,081	$16,518
8/18	$16,660	$15,573	$17,430
9/18	$16,619	$15,662	$17,488
10/18	$14,928	$14,591	$15,874
11/18	$14,989	$14,888	$16,049
12/18	$13,734	$13,544	$14,632
1/19	$15,335	$14,629	$15,975
2/19	$15,707	$15,099	$16,580
3/19	$16,068	$15,393	$16,999
4/19	$17,031	$16,016	$17,749
5/19	$15,701	$14,998	$16,614
6/19	$16,696	$16,055	$17,765
7/19	$17,104	$16,286	$18,150
8/19	$16,711	$16,028	$17,969
9/19	$16,617	$16,328	$17,961
10/19	$16,879	$16,681	$18,467
11/19	$17,638	$17,287	$19,304
12/19	$18,116	$17,809	$19,877
1/20	$18,448	$17,802	$20,279
2/20	$17,206	$16,336	$18,892
3/20	$15,279	$14,319	$16,925
4/20	$17,564	$16,154	$19,430
5/20	$18,881	$16,923	$20,765
6/20	$19,587	$17,260	$21,663
7/20	$20,823	$18,233	$23,276
8/20	$22,910	$19,544	$25,621
9/20	$21,877	$18,801	$24,449
10/20	$21,209	$18,301	$23,675
11/20	$23,220	$20,305	$26,202
12/20	$24,194	$21,085	$27,483
1/21	$23,531	$20,872	$27,379
2/21	$24,017	$21,448	$27,435
3/21	$24,204	$22,387	$27,810
4/21	$25,978	$23,582	$29,614
5/21	$25,387	$23,747	$29,176
6/21	$26,646	$24,301	$30,975
7/21	$27,602	$24,878	$31,850
8/21	$28,541	$25,635	$33,001
9/21	$26,696	$24,443	$31,190
10/21	$28,502	$26,155	$33,812
11/21	$27,989	$25,974	$33,903
12/21	$28,674	$27,138	$34,586
1/22	$26,143	$25,734	$31,520
2/22	$25,066	$24,963	$30,264
3/22	$25,756	$25,890	$31,386
4/22	$22,962	$23,632	$27,593
5/22	$22,238	$23,676	$26,958
6/22	$20,614	$21,721	$24,850
7/22	$23,076	$23,724	$27,820
8/22	$21,930	$22,757	$26,585
9/22	$19,633	$20,661	$24,012
10/22	$20,688	$22,334	$25,469
11/22	$21,680	$23,582	$26,583
12/22	$20,197	$22,223	$24,568
1/23	$21,993	$23,619	$26,641
2/23	$21,366	$23,043	$26,326
3/23	$23,002	$23,889	$27,971
4/23	$23,521	$24,262	$28,212
5/23	$24,097	$24,367	$29,426
6/23	$25,636	$25,977	$31,460
7/23	$26,366	$26,812	$32,541
8/23	$26,080	$26,385	$32,176
9/23	$24,741	$25,127	$30,408
10/23	$24,547	$24,599	$29,880
11/23	$27,386	$26,845	$33,113
12/23	$28,634	$28,065	$34,693
1/24	$29,136	$28,536	$35,461
2/24	$30,664	$30,060	$37,901
3/24	$30,561	$31,027	$38,587
4/24	$29,136	$29,760	$36,886
5/24	$30,493	$31,236	$39,084
6/24	$32,140	$32,357	$41,595
7/24	$32,049	$32,750	$41,068
8/24	$32,551	$33,545	$41,861
9/24	$33,098	$34,261	$43,017
10/24	$32,917	$33,950	$42,855

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Multi-Cap Growth Portfolio	34.79%	14.27%	12.64%
S&P 500®IndexFootnote Reference1	38.02%	15.25%	12.99%
Russell 3000® Growth Index	43.42%	18.31%	15.65%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$275,906,118
# of Portfolio Holdings	46
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,667,643

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 41.7%
Communication Services 13.3%
Consumer Discretionary 12.4%
Industrials 10.1%
Health Care 9.4%
Financials 6.6%
Consumer Staples 3.2%
Materials 1.7%
Short-Term Investments 1.1%
Real Estate 0.5%

Value	Value
Real Estate	0.5%
Short-Term Investments	1.1%
Materials	1.7%
Consumer Staples	3.2%
Financials	6.6%
Health Care	9.4%
Industrials	10.1%
Consumer Discretionary	12.4%
Communication Services	13.3%
Information Technology	41.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.0%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.3%
NVIDIA Corp.	7.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Salesforce, Inc.	2.9%
GoDaddy, Inc., Class A	2.7%
Total	58.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Multi-Cap Growth Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TMMCG Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$28,500	$32,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$28,500	$32,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Portfolio of Investments

Common Stocks — 99.0%
Security	Shares	Value
Biotechnology — 2.2%
Vertex Pharmaceuticals, Inc.(1)	13,017	$ 6,195,832
		$ 6,195,832
Broadline Retail — 8.3%
Amazon.com, Inc.(1)	122,446	$ 22,823,934
		$ 22,823,934
Building Products — 0.4%
Trex Co., Inc.(1)	15,892	$ 1,125,948
		$ 1,125,948
Capital Markets — 1.0%
S&P Global, Inc.	5,966	$ 2,865,828
		$ 2,865,828
Chemicals — 1.7%
Celanese Corp.	4,789	$ 603,270
Ecolab, Inc.	7,531	1,850,593
Sherwin-Williams Co.	6,570	2,357,119
		$ 4,810,982
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	49,420	$ 2,543,647
Waste Connections, Inc.	16,156	2,855,573
		$ 5,399,220
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 1,732,051
Performance Food Group Co.(1)	58,516	4,754,425
		$ 6,486,476
Electrical Equipment — 2.3%
AMETEK, Inc.	34,300	$ 6,288,562
		$ 6,288,562
Financial Services — 5.5%
Fiserv, Inc.(1)	13,974	$ 2,765,455
Shift4 Payments, Inc., Class A(1)(2)	13,838	1,251,509
Visa, Inc., Class A	38,845	11,259,223
		$ 15,276,187
Security	Shares	Value
Food Products — 0.9%
Mondelez International, Inc., Class A	35,144	$ 2,406,661
		$ 2,406,661
Ground Transportation — 3.0%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,546,742
Norfolk Southern Corp.	8,734	2,187,256
Uber Technologies, Inc.(1)	47,387	3,414,233
		$ 8,148,231
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc.(1)	7,415	$ 3,735,974
Stryker Corp.	12,668	4,513,355
		$ 8,249,329
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	8,285	$ 4,676,882
		$ 4,676,882
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	735	$ 3,437,044
		$ 3,437,044
Interactive Media & Services — 13.3%
Alphabet, Inc., Class A	71,981	$ 12,316,669
Alphabet, Inc., Class C	74,231	12,818,951
Meta Platforms, Inc., Class A	20,515	11,643,904
		$ 36,779,524
IT Services — 4.7%
Accenture PLC, Class A(2)	7,692	$ 2,652,356
Gartner, Inc.(1)	3,812	1,915,530
GoDaddy, Inc., Class A(1)	44,180	7,369,224
Okta, Inc.(1)	15,035	1,080,866
		$ 13,017,976
Life Sciences Tools & Services — 1.1%
Danaher Corp.	11,868	$ 2,915,493
		$ 2,915,493
Pharmaceuticals — 1.4%
Zoetis, Inc.	21,452	$ 3,835,188
		$ 3,835,188

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
FirstService Corp.	7,851	$ 1,453,770
		$ 1,453,770
Semiconductors & Semiconductor Equipment — 9.6%
Monolithic Power Systems, Inc.	8,854	$ 6,722,842
NVIDIA Corp.	148,443	19,707,293
		$ 26,430,135
Software — 17.9%
Adobe, Inc.(1)	10,560	$ 5,048,525
Altair Engineering, Inc., Class A(1)(2)	7,902	821,729
Intuit, Inc.	6,414	3,914,464
Microsoft Corp.	74,352	30,212,935
Nutanix, Inc., Class A(1)	22,727	1,411,347
Salesforce, Inc.	27,530	8,021,416
		$ 49,430,416
Specialty Retail — 1.8%
TJX Cos., Inc.	44,664	$ 5,048,372
		$ 5,048,372
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	116,404	$ 26,296,828
		$ 26,296,828
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.(1)	9,325	$ 2,777,917
		$ 2,777,917
Trading Companies & Distributors — 2.5%
United Rentals, Inc.	8,328	$ 6,768,998
		$ 6,768,998
Total Common Stocks (identified cost $71,902,102)		$272,945,733

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(3)	3,098,737	$ 3,098,737
Total Short-Term Investments (identified cost $3,098,737)		$ 3,098,737
Total Investments — 100.1% (identified cost $75,000,839)		$276,044,470
Other Assets, Less Liabilities — (0.1)%		$ (138,352)
Net Assets — 100.0%		$275,906,118
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2024. The aggregate market value of securities on loan at October 31, 2024 was $4,002,203.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2024.

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $71,902,102) — including $4,002,203 of securities on loan	$272,945,733
Affiliated investments, at value (identified cost $3,098,737)	3,098,737
Dividends receivable	21,158
Dividends receivable from affiliated investments	12,025
Receivable for investments sold	72,668
Securities lending income receivable	2,389
Tax reclaims receivable	971
Trustees' deferred compensation plan	45,817
Total assets	$276,199,498
Liabilities
Payable to affiliates:
Investment adviser fee	$153,110
Trustees' fees	1,459
Trustees' deferred compensation plan	45,817
Payable for custodian fee	38,160
Payable for legal and accounting services	50,093
Accrued expenses	4,741
Total liabilities	$293,380
Net Assets applicable to investors' interest in Portfolio	$275,906,118

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $11,654)	$1,345,033
Dividend income from affiliated investments	93,908
Securities lending income, net	10,813
Total investment income	$1,449,754
Expenses
Investment adviser fee	$1,670,297
Trustees’ fees and expenses	16,772
Custodian fee	63,819
Legal and accounting services	46,883
Miscellaneous	1,190
Total expenses	$1,798,961
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,654
Total expense reductions	$2,654
Net expenses	$1,796,307
Net investment loss	$(346,553)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$10,444,122(1)
Foreign currency transactions	(19)
Net realized gain	$10,444,103
Change in unrealized appreciation (depreciation):
Investments	$61,869,838
Foreign currency	(2)
Net change in unrealized appreciation (depreciation)	$61,869,836
Net realized and unrealized gain	$72,313,939
Net increase in net assets from operations	$71,967,386
(1)	Includes $2,912,088 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(346,553)	$(104,942)
Net realized gain	10,444,103(1)	2,460,551(2)
Net change in unrealized appreciation (depreciation)	61,869,836	31,766,001
Net increase in net assets from operations	$71,967,386	$34,121,610
Capital transactions:
Contributions	$4,507,326	$4,277,854
Withdrawals	(8,395,505)	(9,546,515)
Net decrease in net assets from capital transactions	$(3,888,179)	$(5,268,661)
Net increase in net assets	$68,079,207	$28,852,949
Net Assets
At beginning of year	$207,826,911	$178,973,962
At end of year	$275,906,118	$207,826,911
(1)	Includes $2,912,088 of net realized gains from redemptions in-kind.
(2)	Includes $2,960,554 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.70%	0.71%	0.72%	0.70%	0.71%
Net expenses	0.70%(2)	0.71%(2)	0.72%(2)	0.70%	0.71%
Net investment loss	(0.13)%	(0.05)%	(0.23)%	(0.28)%	(0.08)%
Portfolio Turnover	8%	2%	0%(3)	13%	24%
Total Return	34.79%	19.30%	(27.00)%	35.12%	26.36%
Net assets, end of year (000’s omitted)	$275,906	$207,827	$178,974	$262,354	$200,795
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(3)	Amount is less than 0.5%.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 55.1% and 44.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Notes to Financial Statements — continued

As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the year ended October 31, 2024, the investment adviser fee amounted to $1,670,297 or 0.65% of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $2,654 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $19,819,389 and $22,895,080, respectively, for the year ended October 31, 2024. In-kind sales for the year ended October 31, 2024 aggregated $3,202,996.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$75,125,990
Gross unrealized appreciation	$200,918,480
Gross unrealized depreciation	—
Net unrealized appreciation	$200,918,480
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At October 31, 2024, the total value of securities on loan was $4,002,203 and the total value of collateral received was $4,147,910, comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Notes to Financial Statements — continued

7  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,098,737, which represents 1.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$957,927	$9,921,995	$(7,781,185)	$ —	$ —	$3,098,737	$93,908	3,098,737
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$272,945,733*	$ —	$ —	$272,945,733
Short-Term Investments	3,098,737	—	—	3,098,737
Total Investments	$ 276,044,470	$ —	$ —	$276,044,470
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Multi-Cap Growth Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Multi-Cap Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1  Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Multi-Cap Growth Portfolio

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

(the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EACPX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024